Segments (Management System Segment View) (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Information
Assets	$ 126,223	$ 119,213	$ 116,433
Interest expense (Note D&J)	402	459	411
Global Technology Services
Segment Information
Assets	18,048	15,884	15,475
Depreciation/amortization of intangibles	1,670	1,597	1,713
Capital expenditures/investments in intangibles	1,938	1,760	1,838
Global Business Services
Segment Information
Assets	8,311	8,022	8,078
Depreciation/amortization of intangibles	72	75	83
Capital expenditures/investments in intangibles	69	42	56
Software
Segment Information
Assets	27,101	26,291	23,926
Depreciation/amortization of intangibles	1,211	1,157	1,062
Capital expenditures/investments in intangibles	540	618	469
Systems and Technology
Segment Information
Assets	7,960	8,232	7,649
Depreciation/amortization of intangibles	855	786	737
Capital expenditures/investments in intangibles	781	1,106	1,032
Global Financing
Segment Information
Assets	40,138	38,882	36,427
Depreciation/amortization of intangibles	574	853	1,145
Capital expenditures/investments in intangibles	467	708	930
Interest income	1,904	1,972	2,176
Interest expense (Note D&J)	405	410	538
Business Segments
Segment Information
Assets	101,558	97,310	91,557
Depreciation/amortization of intangibles	4,383	4,470	4,739
Capital expenditures/investments in intangibles	3,796	4,233	4,325
Interest income	1,904	1,972	2,176
Interest expense (Note D&J)	$ 405	$ 410	$ 538